Share-based payments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Based Payment Arrangements [Abstract]
Summary of Movements in RSUs	Movements in RSUs during the six months ended 30 June 2024 are as follows:

	2024
	RSUs	Weighted Average Fair Value
Outstanding at 1 January	3,745,781	$7.04
New grants during the period	299,910	$11.02
Forfeited during the period	(519,953)	$7.85
Vested during the period	(815,940)	$7.00
Outstanding at 30 June	2,709,798	$7.33

Summary of Share-based payment expense
The Group recognized $5.3 million and $11.9 million of share-based payment expense during the six months ended 30 June 2024 and 2023, respectively, as follows:

	30 June
	2024	2023
Cost of product revenue	508	1,769
Research and development expenses	1,443	2,625
General and administrative expenses	3,343	7,517
	5,294	11,911